Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investments
Investments	$ 33.4		$ 33.4
Long-term investments	192.8		192.8		$ 169.7
Unrealized gains losses on available-for-sale investments
Change in the fair value of equity investments at FVTOCI	28.2	$ 11.9	54.5		(17.7)
Deferred tax (expense) recovery in other comprehensive income	(3.4)	(1.5)	(6.8)		2.4
Change in the fair value of equity investments at FVTOCI, net of tax	24.8	$ 10.4	47.7	$ (15.3)	(15.3)
Equity investments
Investments
Long-term investments	191.8		191.8		136.7
Warrants
Investments
Long-term investments	1.0		1.0		0.7
Loan receivable
Investments
Investments	$ 33.4		$ 33.4
Long-term investments					$ 32.3